10. SUPPLEMENTARY INFORMATION - STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
10. SUPPLEMENTARY INFORMATION - STATEMENT OF CASH FLOWS
	YEARS ENDED DECEMBER 31,
	2012	2011

Interest	$62,689	$2,177

Income Taxes	$–	$–